Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Investment contracts liabilities	$ 3,189	$ 3,116
Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	5	5
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	271	260
Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,725	2,651
Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	188	200
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contracts liabilities	497	502
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,690	2,612
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2	2
Canada
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,690	2,612
Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,690	2,612
Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
SLF Asia
Disclosure of financial liabilities [line items]
Investment contracts liabilities	457	458
SLF Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
SLF Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	269	258
SLF Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
SLF Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	188	200
Corporate
Disclosure of financial liabilities [line items]
Investment contracts liabilities	42	46
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	5	5
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2	2
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	35	39
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	$ 0	$ 0